Convertible Notes	12 Months Ended
Dec. 31, 2011
Convertible Notes

Note 9 — Convertible Notes

In July, 2011, the Company entered into agreements (“Securities Purchase Agreements”) with selected accredited investors (the “Purchasers”) to sell and issue Convertible Notes in the aggregate amount of $2.5 million. The Convertible Notes were to mature on January 1, 2012 (the “Maturity Date”) unless earlier converted, and bear interest at a rate of 1.25% per annum. Interest on the Convertible Notes is due on the Maturity Date unless earlier converted. The Company’s obligations under the Convertible Notes were secured by a security interest in all of the Company’s assets, including a pledge over the shares of its wholly-owned subsidiary, pursuant to the Security Purchase Agreements.

The Convertible Notes were convertible into shares of common stock at a conversion price equal to the lower of (i) the closing price of the Company’s common stock on the announcement date of the note offering, (ii) the closing price of the Company’s common stock on the closing date of the note offering and (iii) a ten percent (10%) discount to the price at which the securities are sold in the new stock offering. Consummation of a future stock offering, would automatically trigger conversion of the Convertible Notes and any accrued interest into the same securities and contain the same terms (other than the conversion price, which is set forth above) as in the subsequent stock offering.

On December 1, 2011, the Company raised an additional $0.85 million through the issuance of 817,303 additional shares of common stock in a private placement. Pursuant to the December 2011 financing, all Convertible Notes (and accrued interest) were converted into 2,671,026 shares of common stock. The conversion of the Convertible Notes triggered anti-dilution provisions in certain of our outstanding warrants (see Note 11).

As of the date of the issuance of the Convertible Notes, an amount of $89 thousand was initially allocated to additional paid-in capital in respect of the beneficial conversion feature, with a corresponding discount to the Convertible Notes, to be amortized as interest expense over the repayment period of the Convertible Notes. The December 2011 financing determined the actual conversion price at $0.94. As a result the amount allocated to discount and the beneficial conversion feature was adjusted to $1,269 thousand. The discount was fully amortized to interest expense at conversion; as a result, $1,269 thousand was recorded in the statement of operations, as interest expense.